SUBSIDIARIES (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Australian rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			80.00%	80.00%
Voting interest (%)			80.00%	80.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			31.00%	31.00%
Voting interest (%)			92.00%	92.00%
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			21.00%	21.00%
Voting interest (%)			75.00%	75.00%
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			31.00%	31.00%
Voting interest (%)			100.00%	100.00%
European residential infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			14.00%	14.00%
Voting interest (%)			57.00%	57.00%
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			26.00%	26.00%
Voting interest (%)			100.00%	100.00%
European residential infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			25.00%	25.00%
Voting interest (%)			100.00%	100.00%
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			12.00%	21.00%
Voting interest (%)			100.00%	100.00%
North American rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			9.00%	9.00%
Voting interest (%)			72.00%	72.00%
Australian port operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			26.00%	27.00%
Voting interest (%)			100.00%	100.00%
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	33.00%	33.00%	27.00%	27.00%
Voting interest (%)			100.00%	100.00%
North American gas storage operation - Rockpoint Gas Storage Partners L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			29.00%	40.00%
Voting interest (%)			72.00%	100.00%
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			56.00%	56.00%
Voting interest (%)			100.00%	100.00%
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			29.00%	29.00%
Voting interest (%)			100.00%	100.00%
U.S. refined products pipeline system
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			15.00%	0.00%
Voting interest (%)			100.00%	0.00%
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			29.00%	29.00%
Voting interest (%)			100.00%	100.00%
Australian data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			29.00%	29.00%
Voting interest (%)			100.00%	100.00%
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			16.00%	16.00%
Voting interest (%)			100.00%	100.00%
U.K. wireless infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			24.00%	24.00%
Voting interest (%)			100.00%	100.00%
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%		18.00%	18.00%
Voting interest (%)			100.00%	100.00%
U.S. bulk fiber network
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			20.00%	0.00%
Voting interest (%)			100.00%	0.00%
Holding LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			70.00%	70.00%
Voting interest (%)			100.00%	100.00%